Alpha Architect ETF Trust
213 Foxcroft Road
Broomall, Pennsylvania 19008

February 4, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:
Alpha Architect ETF Trust (the “Trust”)
File Nos.: 333-195493 and 811-22961
Alpha Architect U.S. Quantitative Value ETF S000046016
Alpha Architect International Quantitative Value ETF S000046017
Alpha Architect U.S. Quantitative Momentum ETF S000046018
Alpha Architect International Quantitative Momentum ETF S000046019
Alpha Architect Value Momentum Trend ETF S000057372

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Alpha Architect U.S. Quantitative Value ETF, Alpha Architect International Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF, Alpha Architect International Quantitative Momentum ETF, Alpha Architect Value Momentum Trend ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 12 dated January 31, 2019 to the Trust’s Registration Statement on Form N‑1A, filed on January 24, 2019.

If you have any questions or require further information, please contact Kent Barnes at 414-765-6511 or kent.barnes@usbank.com.

Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Administrator to the Alpha Architect ETF Trust